JPMorgan Mid Cap Equity Fund Expense Example - R2 R5 R6 Shares [Member] - JPMorgan Mid Cap Equity Fund	Jun. 30, 2025 USD ($)
Class R2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 137
Expense Example, with Redemption, 3 Years	481
Expense Example, with Redemption, 5 Years	847
Expense Example, with Redemption, 10 Years	1,879
Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	250
Expense Example, with Redemption, 5 Years	443
Expense Example, with Redemption, 10 Years	1,002
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	218
Expense Example, with Redemption, 5 Years	389
Expense Example, with Redemption, 10 Years	$ 883